Investments (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments
Minimum percentage of securities received as collateral	102.00%
Collateral held under securities lending	$ 42,232	$ 42,540
Liability to the borrower for collateral	42,229	42,534
CPI CAPs
Investments
Derivative assets included in other assets	2,016	5,110
Loss on derivatives included in earnings	3,094	1,917	1,052
Fixed maturity securities
Investments
Fixed maturity securities on deposit with various governmental authorities	11,792	11,960
Investment purchases commitments
Investments
Commercial mortgage loans	10,325
Real estate joint ventures	6,704
Commercial mortgage loans
Investments
Commercial mortgage loan valuation allowance for losses	(2,047)	(3,646)
Decrease in loan valuation allowance	1,599	1,735
Commercial mortgage loans	$ 564,415	$ 632,152